UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Preferred Securities & Income ETF Fidelity® Preferred Securities & Income ETF : FPFD Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 64	0.60%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, the fund's core investment in preferred securities gained 14.87% and modestly contributed to performance versus the benchmark, the ICE U.S. All Capital Securities Constrained Custom Index.
•The primary detractor from relative performance was a non-benchmark allocation to U.S. Treasury bonds. This was an investment we established this period, and it was the fund's largest holding as of August 31.
•By industry, an underweight in retail hampered the fund's relative result. The fund's position in cash also detracted.
•The biggest individual relative detractor this period was avoiding Rakuten Group, a benchmark component that gained roughly 83%. Overweights in JPMorgan Chase (+7%) and Duke Energy (+7%) also hurt.
•In contrast, the primary contributor to performance versus the benchmark was security selection in financial services. Our picks in utility also boosted the fund's relative performance, as did security selection in energy.
•The top individual relative contributors were overweights in Ally Financial (+37%), Aircastle (+33%) and Capital One Financial (+26%). This period we increased our investment in Aircastle.
•By quality, positioning in bonds rated BBB helped most, whereas those rated A and higher hurt most.
•Notable changes in positioning include a higher allocation to the energy industry and reduced exposure to utility.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Preferred Securities & Income ETF - NAV A	14.31%	0.41%
Fidelity® Preferred Securities & Income ETF - Market Price B	14.07%	0.49%
ICE® BofA® US All Capital Securities Index A	14.56%	0.75%
ICE U.S. All Capital Securities Constrained Custom Index A	14.59%	0.60%
Bloomberg U.S. Universal Bond Index A	7.92%	-1.28%
A   From June 15, 2021

B   From June 17, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$42,523,403
Number of Holdings	209
Total Advisory Fee	$205,063
Portfolio Turnover	28%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.4
Energy Transfer LP	4.9
Bank of America Corp	3.3
Citigroup Inc	3.2
Bank of New York Mellon Corp/The	2.7
Goldman Sachs Group Inc/The	2.5
Charles Schwab Corp/The	2.4
Wells Fargo & Co	2.2
Wells Fargo & Co Series L, 7.5%	2.2
JPMorgan Chase & Co	2.2
33.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913676.100    6414-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced High Yield ETF Fidelity® Enhanced High Yield ETF : FDHY Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 48	0.46%
What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending August 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the Federal Reserve's likely pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 12.71% and contributed to performance versus the ICE BofA BB-B US High Yield Constrained Index for the fiscal year.
•By industry, security selection was the primary contributor, led by telecommunications. Security selection in capital goods and consumer goods also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in CenturyLink (-21%). The second-largest relative contributor was an overweight in Vector (+23%). The company was among the fund's biggest holdings at period end. An underweight in Altice USA (-2%) also helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in basic industry. Security selection in transportation also hampered the fund's result. Also detracting from our result was an underweight in healthcare.
•The fund's non-benchmark stake in First Quantum Minerals gained roughly 5% and was the biggest individual relative detractor. The second-largest relative detractor was our stake in Spirit Airlines (-22%). Another notable relative detractor was our stake in New Fortress Energy (+1%). It was one of the fund's largest holdings this period.
•By quality, positioning in bonds rated BB added the most value.
•Notable changes in positioning include higher allocations to the real estate and financial services industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 12, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Enhanced High Yield ETF - NAV A	12.20%	4.72%	5.56%
Fidelity® Enhanced High Yield ETF - Market Price B	12.21%	4.67%	5.53%
ICE® BofA® BB-B US High Yield Constrained Index A	11.95%	4.04%	4.77%
Bloomberg U.S. Universal Bond Index A	7.92%	0.34%	2.02%
A   From June 12, 2018

B   From June 14, 2018, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$334,153,829
Number of Holdings	418
Total Advisory Fee	$1,322,817
Portfolio Turnover	51%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Mineral Resources Ltd	3.0
FMG Resources August 2006 Pty Ltd	2.2
CCO Holdings LLC / CCO Holdings Capital Corp	1.9
Northern Oil & Gas Inc	1.7
Vector Group Ltd	1.6
DaVita Inc	1.6
Delek Logistics Partners LP / Delek Logistics Finance Corp	1.5
CVR Energy Inc	1.5
TransDigm Inc	1.4
Nexstar Media Inc	1.4
17.8
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective October 10, 2024, the fund's name changed from Fidelity® High Yield Factor ETF to Fidelity® Enhanced High Yield ETF.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913656.100    3088-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Sustainable High Yield ETF Fidelity® Sustainable High Yield ETF : FSYD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 59	0.56%
What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending August 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the Federal Reserve's likely pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 12.88% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year.
•By industry, market selection was the primary contributor, led by an underweight in media. Security selection in basic industry also boosted the fund's relative performance. Also helping our relative result were security selection and an underweight in transportation.
•The top individual relative contributor was an overweight in Emergent BioSolutions (+67%). This period we increased our position in Emergent BioSolutions. The second-largest relative contributor was an overweight in Community Health Systems (+26%). The company was one of our biggest holdings. Another notable relative contributor was an overweight in Coherent (+99%).
•In contrast, the primary detractor from performance versus the benchmark was security selection in services. Also hurting our result was security selection in retail and capital goods.
•The biggest individual relative detractor was an overweight in Cano Health (-60%). A second notable relative detractor was an underweight in Bausch Health (+32%). Another notable relative detractor was an overweight in New Fortress Energy (-5%). The company was among our biggest holdings this period.
•By quality, positioning in bonds rated BB added the most value, whereas those rated B hurt the most.
•Notable changes in positioning include higher allocations to the utility and financial services industries, as well as decreased exposure to energy.

Application of FMR's environmental, social and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 15, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Sustainable High Yield ETF - NAV A	12.33%	4.51%
Fidelity® Sustainable High Yield ETF - Market Price B	12.16%	4.58%
ICE® BofA® US High Yield Constrained Index A	12.47%	4.52%
ICE US High Yield Best-in-Class ESG Index A	12.69%	4.21%
Bloomberg U.S. Universal Bond Index A	7.92%	-0.11%
A   From February 15, 2022

B   From February 17, 2022, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$27,304,067
Number of Holdings	385
Total Advisory Fee	$87,233
Portfolio Turnover	71%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Block Inc	2.3
CCO Holdings LLC / CCO Holdings Capital Corp	2.2
Brand Industrial Services Inc	2.0
AECOM	2.0
CHS/Community Health Systems Inc	2.0
Clear Channel Outdoor Holdings Inc	1.8
Reworld Holding Corp	1.7
DPL Inc	1.7
Tenet Healthcare Corp	1.6
Yum! Brands Inc	1.6
18.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913683.100    6508-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity High Yield Factor ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF (the “Funds”):

Services Billed by PwC

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Yield Factor ETF	$37,700	$-	$7,600	$1,200
Fidelity Preferred Securities & Income ETF	$38,100	$-	$7,600	$1,200
Fidelity Sustainable High Yield ETF	$37,000	$-	$7,700	$1,200

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Yield Factor ETF	$37,900	$-	$7,600	$1,200
Fidelity Preferred Securities & Income ETF	$38,200	$-	$7,600	$1,200
Fidelity Sustainable High Yield ETF	$37,100	$-	$7,700	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2024A	August 31, 2023A
Audit-Related Fees	$9,437,800	$8,379,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A	August 31, 2023A
PwC	$15,034,900	$13,859,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 31, 2024, the members of the Audit Committee were Donald F. Donahue, Vijay C. Advani, Thomas A. Kennedy, Karen B. Peetz, and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Enhanced High Yield ETF
Fidelity® Preferred Securities & Income ETF
(Fidelity Enhanced High Yield ETF formerly Fidelity High Yield Factor ETF)

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Enhanced High Yield ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 97.9%
	Principal Amount (a)	Value ($)
Aerospace - 2.1%
Bombardier, Inc.:
7.25% 7/1/31 (b)	430,000	451,367
7.5% 2/1/29 (b)	347,000	364,551
7.875% 4/15/27 (b)	124,000	124,422
Hexcel Corp. 4.95% 8/15/25	269,000	267,464
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	597,000	668,128
TransDigm, Inc.:
4.875% 5/1/29	2,525,000	2,441,748
6.875% 12/15/30 (b)	2,192,000	2,288,957
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	500,000	467,590
TOTAL AEROSPACE		7,074,227
Air Transportation - 1.3%
Air Canada 3.875% 8/15/26 (b)	600,000	578,960
Allegiant Travel Co. 7.25% 8/15/27 (b)(c)	408,000	387,353
American Airlines, Inc. 7.25% 2/15/28 (b)(c)	265,000	266,648
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	376,620	374,669
Bristow Group, Inc. 6.875% 3/1/28 (b)	166,000	166,177
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)	500,000	494,185
Rand Parent LLC 8.5% 2/15/30 (b)(c)	300,000	300,005
United Airlines Holdings, Inc. 4.875% 1/15/25	369,000	367,163
United Airlines, Inc.:
4.375% 4/15/26 (b)	1,026,900	1,002,120
4.625% 4/15/29 (b)	500,000	475,950
TOTAL AIR TRANSPORTATION		4,413,230
Automotive & Auto Parts - 1.7%
Allison Transmission, Inc.:
3.75% 1/30/31 (b)	2,895,000	2,630,879
5.875% 6/1/29 (b)	10,000	10,027
Champions Financing, Inc. 8.75% 2/15/29 (b)	300,000	307,697
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 7.75% 5/31/32 (b)	556,000	575,397
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (b)	175,000	175,633
LCM Investments Holdings 8.25% 8/1/31 (b)	365,000	388,087
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	100,000	104,071
8.125% 3/30/29 (b)	460,000	488,852
Tenneco, Inc. 8% 11/17/28 (b)	550,000	514,259
Thor Industries, Inc. 4% 10/15/29 (b)	643,000	587,030
TOTAL AUTOMOTIVE & AUTO PARTS		5,781,932
Banks & Thrifts - 1.4%
AG TTMT Escrow Issuer LLC 8.625% 9/30/27 (b)	640,000	660,927
Ally Financial, Inc. 5.75% 11/20/25 (c)	500,000	501,329
Freedom Mortgage Hold 9.25% 2/1/29 (b)	930,000	952,651
PennyMac Financial Services, Inc.:
5.75% 9/15/31 (b)	900,000	867,912
7.875% 12/15/29 (b)	1,115,000	1,183,190
UniCredit SpA:
5.459% 6/30/35 (b)(d)	150,000	146,401
7.296% 4/2/34 (b)(d)	149,693	157,343
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	360,000	373,467
TOTAL BANKS & THRIFTS		4,843,220
Broadcasting - 3.4%
AMC Networks, Inc. 10.25% 1/15/29 (b)	850,000	854,250
Gray Television, Inc.:
5.375% 11/15/31 (b)	600,000	343,675
7% 5/15/27 (b)	30,000	28,935
Nexstar Media, Inc.:
4.75% 11/1/28 (b)(c)	3,742,000	3,496,250
5.625% 7/15/27 (b)	1,160,000	1,133,560
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)	258,000	182,053
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	229,000	218,909
TEGNA, Inc.:
4.625% 3/15/28 (c)	1,351,000	1,269,825
5% 9/15/29	891,000	827,563
Univision Communications, Inc.:
7.375% 6/30/30 (b)(c)	1,576,000	1,512,708
8% 8/15/28 (b)	920,000	930,796
WMG Acquisition Corp. 3% 2/15/31 (b)(c)	550,000	489,101
TOTAL BROADCASTING		11,287,625
Building Materials - 1.0%
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	300,000	319,166
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	165,000	167,121
EMRLD Borrower LP / Emerald Co. 6.75% 7/15/31 (b)	375,000	386,435
Griffon Corp. 5.75% 3/1/28	1,220,000	1,196,019
Jeld-Wen, Inc. 4.625% 12/15/25 (b)	235,000	234,971
MasterBrand, Inc. 7% 7/15/32 (b)	250,000	257,502
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	240,000	246,636
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	600,000	644,039
TOTAL BUILDING MATERIALS		3,451,889
Cable/Satellite TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	75,000	65,078
4.25% 1/15/34 (b)	1,061,000	855,602
4.5% 5/1/32	3,097,000	2,644,387
6.375% 9/1/29 (b)	1,168,000	1,153,687
7.375% 3/1/31 (b)(c)	1,550,000	1,577,699
DIRECTV Financing LLC 8.875% 2/1/30 (b)(c)	450,000	456,533
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	1,133,000	1,097,105
Midcontinent Communications 8% 8/15/32 (b)	500,000	498,126
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)	450,000	426,842
Ziggo BV 4.875% 1/15/30 (b)	1,261,000	1,175,652
TOTAL CABLE/SATELLITE TV		9,950,711
Capital Goods - 1.7%
ATS Corp. 4.125% 12/15/28 (b)	440,000	411,748
Chart Industries, Inc. 7.5% 1/1/30 (b)	15,000	15,761
EnerSys 4.375% 12/15/27 (b)(c)	1,238,000	1,209,338
ESAB Corp. 6.25% 4/15/29 (b)	2,000,000	2,054,586
Husky Injection / Titan 9% 2/15/29 (b)	778,000	797,513
Patrick Industries, Inc. 4.75% 5/1/29 (b)(c)	886,000	831,651
Trinity Industries, Inc. 7.75% 7/15/28 (b)	500,000	523,947
TOTAL CAPITAL GOODS		5,844,544
Chemicals - 2.4%
Avient Corp. 5.75% 5/15/25 (b)	1,141,000	1,141,770
Axalta Coating Systems LLC 3.375% 2/15/29 (b)(c)	550,000	510,033
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	380,000	368,874
INEOS Finance PLC 7.5% 4/15/29 (b)	536,000	554,014
INEOS Quattro Finance 2 PLC:
3.375% 1/15/26 (b)	480,000	465,213
9.625% 3/15/29 (b)	500,000	539,298
NOVA Chemicals Corp.:
8.5% 11/15/28 (b)	380,000	405,132
9% 2/15/30 (b)	780,000	837,824
Nufarm Australia Ltd. 5% 1/27/30 (b)	605,000	560,732
Olympus Water U.S. Holding Corp.:
7.25% 6/15/31 (b)	550,000	568,475
9.75% 11/15/28 (b)	900,000	958,669
The Chemours Co. LLC 5.75% 11/15/28 (b)(c)	1,120,000	1,049,542
TOTAL CHEMICALS		7,959,576
Consumer Products - 2.2%
Alta Equipment Group, Inc. 9% 6/1/29 (b)	200,000	181,726
BlueLinx Corp. 6% 11/15/29 (b)	575,000	553,048
Energizer Holdings, Inc. 4.75% 6/15/28 (b)(c)	500,000	481,894
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)	101,000	96,516
Rakuten Group, Inc. 11.25% 2/15/27 (b)	1,900,000	2,062,507
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	3,553,000	3,124,803
Verde Purchaser LLC 10.5% 11/30/30 (b)	700,000	753,855
TOTAL CONSUMER PRODUCTS		7,254,349
Containers - 1.7%
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)(c)	2,000,000	2,044,858
LABL, Inc. 9.5% 11/1/28 (b)	325,000	332,155
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)(c)	730,000	754,769
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4% 10/15/27 (b)(c)	500,000	477,356
Sealed Air Corp. 6.5% 7/15/32 (b)	2,000,000	2,045,836
TOTAL CONTAINERS		5,654,974
Diversified Financial Services - 9.4%
BrightSphere Investment Group, Inc. 4.8% 7/27/26	1,770,000	1,725,490
Castlelake Aviation Finance 5% 4/15/27 (b)	414,000	404,063
Credit Acceptance Corp. 6.625% 3/15/26	851,000	849,854
Encore Capital Group, Inc. 8.5% 5/15/30 (b)	500,000	523,212
Enova International, Inc. 9.125% 8/1/29 (b)	400,000	406,082
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)(c)	2,702,000	2,669,608
Fortress Transportation & Infrastructure Investors LLC:
7% 5/1/31 (b)	2,100,000	2,199,630
7.875% 12/1/30 (b)	465,000	499,033
Freedom Mortgage Corp.:
12% 10/1/28 (b)	734,000	799,049
12.25% 10/1/30 (b)	300,000	332,881
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	380,000	392,139
8% 2/15/27 (b)	775,000	807,918
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)	500,000	505,004
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	230,000	234,111
goeasy Ltd.:
7.625% 7/1/29 (b)	1,000,000	1,031,331
9.25% 12/1/28 (b)	1,275,000	1,370,921
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden U.S. Finance LLC 7.25% 2/15/31 (b)	550,000	566,048
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	1,728,000	1,515,990
5.25% 5/15/27	150,000	144,563
Jefferson Capital Holding 9.5% 2/15/29 (b)	500,000	532,182
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (b)	450,000	436,699
4.75% 6/15/29 (b)	213,000	205,303
7% 7/15/31 (b)(c)	500,000	519,863
MidCap Financial Issuer Trust 5.625% 1/15/30 (b)	840,000	765,294
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30 (b)	500,000	474,681
5.5% 8/15/28 (b)	933,000	916,240
5.75% 11/15/31 (b)(c)	1,750,000	1,700,281
Navient Corp.:
9.375% 7/25/30	758,000	822,740
11.5% 3/15/31	600,000	673,465
OneMain Finance Corp.:
3.875% 9/15/28	1,857,000	1,710,085
6.625% 1/15/28	731,000	745,080
7.875% 3/15/30	450,000	470,646
9% 1/15/29 (c)	792,000	841,488
Optics Bidco SpA 7.2% 7/18/36 (b)	1,154,000	1,212,044
PRA Group, Inc.:
8.375% 2/1/28 (b)	937,000	956,461
8.875% 1/31/30 (b)	515,000	532,302
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)	1,000,000	1,031,665
TOTAL DIVERSIFIED FINANCIAL SERVICES		31,523,446
Diversified Media - 0.2%
Lamar Media Corp. 3.75% 2/15/28	500,000	479,055
Outfront Media Capital LLC / Corp. 4.25% 1/15/29 (b)	75,000	70,788
TOTAL DIVERSIFIED MEDIA		549,843
Energy - 17.2%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)	185,000	187,559
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375% 6/1/28 (b)	715,000	750,679
Antero Resources Corp. 8.375% 7/15/26 (b)	275,000	284,328
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)	1,000,000	1,012,473
Baytex Energy Corp. 8.5% 4/30/30 (b)	788,000	839,683
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7% 7/15/29 (b)	1,000,000	1,040,161
Buckeye Partners LP:
4.5% 3/1/28 (b)	1,530,000	1,466,605
6.875% 7/1/29 (b)	500,000	511,355
California Resources Corp.:
7.125% 2/1/26 (b)	54,000	54,210
8.25% 6/15/29 (b)	1,795,000	1,851,412
Chord Energy Corp. 6.375% 6/1/26 (b)	558,000	561,130
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	715,000	719,023
7% 6/15/25 (b)	124,000	124,075
8.375% 1/15/29 (b)	675,000	701,130
Civitas Resources, Inc.:
5% 10/15/26 (b)	1,131,000	1,115,117
8.375% 7/1/28 (b)	450,000	474,419
CNX Midstream Partners LP 4.75% 4/15/30 (b)	553,000	515,775
CNX Resources Corp. 7.25% 3/1/32 (b)	400,000	418,830
Comstock Resources, Inc.:
6.75% 3/1/29 (b)	1,100,000	1,079,376
6.75% 3/1/29 (b)(c)	350,000	344,274
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	160,000	165,807
CPI CG, Inc. 10% 7/15/29 (b)	165,000	173,536
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	365,000	394,363
Crescent Energy Finance LLC 7.625% 4/1/32 (b)	50,000	51,558
CVR Energy, Inc.:
5.75% 2/15/28 (b)	2,910,000	2,744,254
8.5% 1/15/29 (b)	2,231,000	2,272,942
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)(c)	2,530,000	2,549,618
8.625% 3/15/29 (b)	2,500,000	2,628,693
Encino Acquisition Partners Holdings LLC 8.75% 5/1/31 (b)	500,000	531,123
EQM Midstream Partners LP 6.375% 4/1/29 (b)	1,000,000	1,028,057
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	556,000	557,637
Genesis Energy LP/Genesis Energy Finance Corp.:
8.25% 1/15/29	450,000	467,582
8.875% 4/15/30	1,552,000	1,647,356
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	335,000	348,256
Harvest Midstream I LP:
7.5% 9/1/28 (b)	50,000	51,170
7.5% 5/15/32 (b)	565,000	593,959
Hess Midstream Operations LP 6.5% 6/1/29 (b)	2,000,000	2,063,588
Hilcorp Energy I LP/Hilcorp Finance Co. 6.875% 5/15/34 (b)	1,000,000	1,011,502
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	500,000	533,024
Matador Resources Co. 6.5% 4/15/32 (b)	1,000,000	1,014,885
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)	500,000	504,302
Nabors Industries, Inc.:
7.375% 5/15/27 (b)	200,000	202,330
9.125% 1/31/30 (b)	230,000	246,466
New Fortress Energy, Inc. 6.5% 9/30/26 (b)(c)	946,000	818,883
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125% 2/15/29 (b)	1,050,000	1,073,854
8.375% 2/15/32 (b)	450,000	463,107
Noble Finance II LLC 8% 4/15/30 (b)	500,000	518,426
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,301,000	1,330,213
8.75% 6/15/31 (b)	4,107,000	4,386,781
NuStar Logistics LP 5.625% 4/28/27	160,000	160,428
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	473,000	491,855
Perenti Finance Pty Ltd. 6.5% 10/7/25 (b)	260,096	259,920
Prairie Acquiror LP 9% 8/1/29 (b)	500,000	522,970
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	120,000	126,669
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	500,000	526,612
SM Energy Co. 6.75% 8/1/29 (b)	500,000	507,803
Sunnova Energy Corp. 11.75% 10/1/28 (b)	200,000	185,696
Sunoco Logistics Partners, LP 7% 5/1/29 (b)	135,000	140,628
Sunoco LP/Sunoco Finance Corp. 7% 9/15/28 (b)	429,000	446,742
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 9/1/31 (b)	500,000	473,854
Talos Production, Inc. 9% 2/1/29 (b)	285,000	302,764
Transocean Aquila Ltd. 8% 9/30/28 (b)	1,139,000	1,171,299
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	1,040,000	1,078,437
Transocean, Inc. 8.75% 2/15/30 (b)	595,000	628,520
Valaris Ltd. 8.375% 4/30/30 (b)	300,000	312,970
Venture Global LNG, Inc.:
8.125% 6/1/28 (b)	924,000	967,661
9.5% 2/1/29 (b)	650,000	732,510
9.875% 2/1/32 (b)	972,000	1,079,892
Vital Energy, Inc.:
7.75% 7/31/29 (b)	214,000	216,573
7.875% 4/15/32 (b)	1,000,000	1,023,790
Weatherford International Ltd. 8.625% 4/30/30 (b)	1,472,000	1,527,960
TOTAL ENERGY		57,310,439
Entertainment/Film - 1.0%
Cinemark U.S.A., Inc.:
5.25% 7/15/28 (b)	30,000	29,470
7% 8/1/32 (b)(c)	500,000	518,983
Live Nation Entertainment, Inc.:
4.75% 10/15/27 (b)(c)	500,000	487,063
4.875% 11/1/24 (b)(c)	1,195,000	1,191,284
6.5% 5/15/27 (b)	500,000	508,611
Resorts World Las Vegas LLC / RWLV Capital, Inc. 8.45% 7/27/30 (b)	588,000	620,969
TOTAL ENTERTAINMENT/FILM		3,356,380
Environmental - 1.1%
GFL Environmental, Inc. 4% 8/1/28 (b)	3,780,000	3,603,282
Food & Drug Retail - 1.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.5% 2/15/28 (b)(c)	378,000	382,869
Murphy Oil U.S.A., Inc. 4.75% 9/15/29	2,526,000	2,450,424
Parkland Corp. 6.625% 8/15/32 (b)	1,000,000	1,010,474
Walgreens Boots Alliance, Inc. 8.125% 8/15/29	220,000	220,248
TOTAL FOOD & DRUG RETAIL		4,064,015
Food/Beverage/Tobacco - 4.7%
B&G Foods, Inc. 8% 9/15/28 (b)	300,000	311,891
HLF Financing SARL LLC / Herbalife International, Inc.:
4.875% 6/1/29 (b)	200,000	125,499
12.25% 4/15/29 (b)	300,000	299,939
KeHE Distributor / Nextwave 9% 2/15/29 (b)	606,000	632,225
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	4,521,000	4,266,624
5.5% 10/15/27 (b)	50,000	49,715
Post Holdings, Inc.:
4.625% 4/15/30 (b)	40,000	38,016
5.625% 1/15/28 (b)	14,000	13,964
6.25% 2/15/32 (b)	1,850,000	1,897,195
6.375% 3/1/33 (b)	1,000,000	1,007,300
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	1,696,000	1,684,118
U.S. Foods, Inc. 4.75% 2/15/29 (b)	45,000	43,877
Vector Group Ltd. 5.75% 2/1/29 (b)	5,137,000	5,207,624
TOTAL FOOD/BEVERAGE/TOBACCO		15,577,987
Gaming - 1.5%
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)	394,000	402,369
Churchill Downs, Inc. 5.5% 4/1/27 (b)	392,000	390,159
International Game Technology PLC 4.125% 4/15/26 (b)	205,000	201,180
Light & Wonder International, Inc.:
7% 5/15/28 (b)	706,000	713,966
7.25% 11/15/29 (b)	45,000	46,630
Melco Resorts Finance Ltd. 7.625% 4/17/32 (b)	1,000,000	1,001,656
MGM Resorts International 6.5% 4/15/32 (c)	1,000,000	1,007,149
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	145,000	149,451
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	677,000	654,169
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)(c)	377,000	400,123
TOTAL GAMING		4,966,852
Healthcare - 5.8%
AMN Healthcare 4% 4/15/29 (b)(c)	866,000	807,814
Bausch + Lomb Corp. 8.375% 10/1/28 (b)	539,000	566,066
Bausch Health Companies, Inc. 4.875% 6/1/28 (b)	1,825,000	1,363,275
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	578,000	492,991
10.875% 1/15/32 (b)	1,200,000	1,299,025
Concentra Escrow Issuer 6.875% 7/15/32 (b)(c)	500,000	523,046
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	545,000	512,683
DaVita, Inc.:
3.75% 2/15/31 (b)	600,000	534,061
4.625% 6/1/30 (b)	4,867,000	4,589,091
Encompass Health Corp. 4.75% 2/1/30 (c)	500,000	484,773
Endo Finance Holdings, Inc. 8.5% 4/15/31 (b)(c)	460,000	488,419
Jazz Securities DAC 4.375% 1/15/29 (b)	1,000,000	951,671
LifePoint Health, Inc.:
9.875% 8/15/30 (b)	300,000	329,004
11% 10/15/30 (b)(c)	800,000	901,597
Medline Borrower LP 5.25% 10/1/29 (b)	345,000	338,837
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	1,630,000	1,680,245
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31 (b)	594,000	556,307
6.75% 5/15/34 (b)(c)	300,000	310,900
7.875% 5/15/34 (b)	300,000	316,104
Owens & Minor, Inc. 6.625% 4/1/30 (b)(c)	195,000	188,718
Prime Healthcare Services 9.375% 9/1/29 (b)	500,000	504,043
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	500,000	522,919
Star Parent, Inc. 9% 10/1/30 (b)	400,000	427,011
Tenet Healthcare Corp. 5.125% 11/1/27	99,500	98,634
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	626,000	640,403
TOTAL HEALTHCARE		19,427,637
Homebuilders/Real Estate - 5.4%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)	381,000	337,807
Arcosa, Inc.:
4.375% 4/15/29 (b)	230,000	218,114
6.875% 8/15/32 (b)	1,000,000	1,042,434
Ardonagh Finco Ltd. 7.75% 2/15/31 (b)	324,000	334,477
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC:
4.5% 4/1/27 (b)	436,000	420,370
5.75% 5/15/26 (b)	832,000	829,971
Cushman & Wakefield U.S. Borrower LLC:
6.75% 5/15/28 (b)	28,000	28,403
8.875% 9/1/31 (b)	535,000	579,323
Empire Communities Corp. 9.75% 5/1/29 (b)	334,000	351,952
Greystar Real Estate Partners 7.75% 9/1/30 (b)(c)	130,000	138,330
Howard Hughes Corp.:
4.125% 2/1/29 (b)	1,300,000	1,197,606
4.375% 2/1/31 (b)	550,000	492,990
Kennedy-Wilson, Inc.:
4.75% 3/1/29	470,000	424,250
4.75% 2/1/30	306,000	270,025
Landsea Homes Corp. 8.875% 4/1/29 (b)	981,000	1,015,377
LGI Homes, Inc.:
4% 7/15/29 (b)(c)	883,000	801,704
8.75% 12/15/28 (b)	525,000	559,361
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,000,000	683,053
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	500,000	520,806
RHP Hotel Properties LP/RHP Finance Corp.:
6.5% 4/1/32 (b)	3,000,000	3,090,054
7.25% 7/15/28 (b)	573,000	595,849
Service Properties Trust:
4.75% 10/1/26 (c)	889,000	849,629
5.25% 2/15/26	181,000	176,482
8.375% 6/15/29 (c)	641,000	634,880
8.625% 11/15/31 (b)	100,000	106,973
Starwood Property Trust, Inc. 4.375% 1/15/27 (b)	502,000	487,644
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	550,000	483,592
10.5% 2/15/28 (b)	1,323,000	1,357,472
TOTAL HOMEBUILDERS/REAL ESTATE		18,028,928
Hotels - 1.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	75,000	81,140
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)(c)	2,000,000	2,024,104
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer:
4.875% 5/15/29 (b)(c)	1,000,000	954,001
7% 2/1/30 (b)	210,000	215,255
Travel+Leisure Co.:
4.5% 12/1/29 (b)	165,000	153,859
6.625% 7/31/26 (b)	370,000	376,584
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	855,000	818,359
TOTAL HOTELS		4,623,302
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc. 7.5% 11/6/30 (b)	1,055,000	1,082,854
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 7% 1/15/31 (b)	725,000	749,324
AmWINS Group, Inc. 6.375% 2/15/29 (b)(c)	500,000	512,661
TOTAL INSURANCE		2,344,839
Leisure - 1.2%
Carnival Corp.:
4% 8/1/28 (b)	1,408,000	1,341,220
7.625% 3/1/26 (b)	102,000	103,033
NCL Corp. Ltd. 8.125% 1/15/29 (b)	80,000	85,568
Royal Caribbean Cruises Ltd. 5.5% 8/31/26 (b)	1,202,000	1,203,703
Six Flags Entertainment Corp. 6.625% 5/1/32 (b)(c)	1,000,000	1,029,278
Viking Cruises Ltd. 9.125% 7/15/31 (b)	300,000	329,117
TOTAL LEISURE		4,091,919
Metals/Mining - 6.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 8.625% 6/15/29 (b)	500,000	525,660
Arsenal AIC Parent LLC 8% 10/1/30 (b)	170,000	182,775
Cleveland-Cliffs, Inc.:
5.875% 6/1/27	676,000	674,646
7% 3/15/32 (b)	295,000	296,255
Constellium NV 6.375% 8/15/32 (b)	500,000	507,501
Eldorado Gold Corp. 6.25% 9/1/29 (b)	352,000	347,681
First Quantum Minerals Ltd. 9.375% 3/1/29 (b)	330,000	351,121
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	353,000	323,869
5.875% 4/15/30 (b)	7,058,000	7,046,819
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	282,000	278,103
Mineral Resources Ltd.:
8% 11/1/27 (b)	1,200,000	1,218,871
8.125% 5/1/27 (b)	1,059,000	1,068,044
8.5% 5/1/30 (b)	2,706,000	2,813,996
9.25% 10/1/28 (b)	4,693,000	4,957,900
TOTAL METALS/MINING		20,593,241
Paper - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	360,000	358,946
Clydesdale Acquisition Holdings, Inc. 6.875% 1/15/30 (b)	500,000	501,843
Louisiana-Pacific Corp. 3.625% 3/15/29 (b)(c)	533,000	494,996
Mercer International, Inc. 12.875% 10/1/28 (b)	200,000	208,093
TOTAL PAPER		1,563,878
Publishing/Printing - 0.2%
Mcgraw-Hill Education, Inc. 7.375% 9/1/31 (b)	500,000	516,388
Railroad - 0.5%
Brightline East LLC 11% 1/31/30 (b)	500,000	455,978
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)(c)	965,000	986,297
Watco Companies LLC / Watco Finance Corp. 7.125% 8/1/32 (b)	300,000	310,648
TOTAL RAILROAD		1,752,923
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 6.125% 6/15/29 (b)	2,000,000	2,042,550
Services - 6.0%
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	800,000	812,227
Aramark Services, Inc. 5% 4/1/25 (b)	298,000	297,405
Artera Services LLC 8.5% 2/15/31 (b)	300,000	300,341
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	418,000	407,335
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	400,000	435,829
Bread Financial Holdings, Inc. 9.75% 3/15/29 (b)	700,000	755,105
Herc Holdings, Inc. 6.625% 6/15/29 (b)	550,000	565,698
Hertz Corp. 12.625% 7/15/29 (b)(c)	70,000	74,562
Iron Mountain, Inc.:
4.5% 2/15/31 (b)	900,000	844,859
4.875% 9/15/27 (b)	10,000	9,819
5% 7/15/28 (b)(c)	2,489,000	2,442,878
5.25% 7/15/30 (b)	1,054,000	1,027,382
7% 2/15/29 (b)	10,000	10,386
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)(c)	700,000	699,125
NorthRiver Midstream Finance LP 6.75% 7/15/32 (b)	1,000,000	1,032,498
Ritchie Bros. Holdings, Inc. 7.75% 3/15/31 (b)	1,392,000	1,479,638
Sabre GLBL, Inc. 8.625% 6/1/27 (b)	506,000	486,424
Staples, Inc. 10.75% 9/1/29 (b)	724,000	681,939
The Brink's Co. 6.5% 6/15/29 (b)	590,000	610,497
The GEO Group, Inc.:
8.625% 4/15/29	1,200,000	1,244,847
10.25% 4/15/31	450,000	475,417
TriNet Group, Inc. 3.5% 3/1/29 (b)	2,322,000	2,148,030
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	601,000	598,239
Williams Scotsman, Inc. 4.625% 8/15/28 (b)	2,557,000	2,465,644
TOTAL SERVICES		19,906,124
Steel - 0.7%
ATI, Inc. 7.25% 8/15/30 (c)	1,074,000	1,140,496
Carpenter Technology Corp. 7.625% 3/15/30	540,000	560,433
Infrabuild Australia Pty Ltd. 14.5% 11/15/28 (b)	200,000	203,000
Vallourec SA 7.5% 4/15/32 (b)	295,000	310,642
TOTAL STEEL		2,214,571
Super Retail - 1.3%
Bath & Body Works, Inc.:
6.875% 11/1/35	187,000	193,143
9.375% 7/1/25 (b)	408,000	420,396
EG Global Finance PLC 12% 11/30/28 (b)	300,000	327,247
Gap, Inc. 3.625% 10/1/29 (b)	597,000	534,968
Group 1 Automotive, Inc. 4% 8/15/28 (b)	2,289,000	2,165,095
QVC, Inc. 4.375% 9/1/28	500,000	376,246
Sonic Automotive, Inc. 4.625% 11/15/29 (b)	207,000	193,447
TOTAL SUPER RETAIL		4,210,542
Technology - 3.9%
Amentum Escrow Corp. 7.25% 8/1/32 (b)	385,000	402,555
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)	250,000	240,719
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	1,009,000	994,616
8.25% 6/30/32 (b)	500,000	523,517
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	300,000	309,747
Consensus Cloud Solutions, Inc. % (b)(c)	141,000	139,313
Entegris, Inc. 4.75% 4/15/29 (b)	500,000	490,656
Gen Digital, Inc.:
5% 4/15/25 (b)	193,000	192,258
6.75% 9/30/27 (b)	10,000	10,242
Iliad Holding SAS 8.5% 4/15/31 (b)	1,046,000	1,108,412
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	250,000	258,777
ION Trading Technologies Ltd. 9.5% 5/30/29 (b)	300,000	318,549
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	3,282,000	3,123,592
Lightning Power LLC 7.25% 8/15/32 (b)	305,000	315,156
MicroStrategy, Inc. 6.125% 6/15/28 (b)	345,000	336,285
NCR Atleos Corp. 9.5% 4/1/29 (b)	2,080,000	2,291,170
PTC, Inc. 3.625% 2/15/25 (b)	440,000	436,195
Seagate HDD Cayman 3.125% 7/15/29	203	179
Sensata Technologies, Inc. 6.625% 7/15/32 (b)(c)	340,000	351,804
SS&C Technologies, Inc. 6.5% 6/1/32 (b)	1,000,000	1,032,198
Xerox Corp. 4.8% 3/1/35	250,000	178,506
Xerox Holdings Corp. 5% 8/15/25 (b)	36,000	35,433
TOTAL TECHNOLOGY		13,089,879
Telecommunications - 3.4%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	165,000	162,436
Cogent Communications Group, Inc. 7% 6/15/27 (b)(c)	2,356,000	2,384,470
Consolidated Communications, Inc.:
5% 10/1/28 (b)	450,000	392,837
6.5% 10/1/28 (b)	18,000	16,475
Dycom Industries, Inc. 4.5% 4/15/29 (b)	1,125,000	1,077,971
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,216,000	1,180,803
8.75% 5/15/30 (b)	583,000	614,016
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	700,000	672,139
Level 3 Financing, Inc.:
10.5% 5/15/30 (b)(c)	731,000	783,245
11% 11/15/29 (b)	98,628	108,127
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	900	883
Telecom Italia Capital SA 7.2% 7/18/36	387,000	397,207
ViaSat, Inc.:
5.625% 4/15/27 (b)	223,000	211,629
7.5% 5/30/31 (b)	200,000	152,975
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	1,550,000	1,469,258
VMED O2 UK Financing I PLC 7.75% 4/15/32 (b)	1,022,000	1,039,017
Windstream Escrow LLC 7.75% 8/15/28 (b)	500,000	488,053
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)	400,000	349,134
TOTAL TELECOMMUNICATIONS		11,500,675
Textiles/Apparel - 0.0%
Foot Locker, Inc. 4% 10/1/29 (b)	127,000	110,559
Transportation Ex Air/Rail - 0.7%
RXO, Inc. 7.5% 11/15/27 (b)	1,845,000	1,912,103
Stena International SA 7.625% 2/15/31 (b)	522,000	538,919
TOTAL TRANSPORTATION EX AIR/RAIL		2,451,022
Utilities - 1.2%
Calpine Corp. 5.25% 6/1/26 (b)	105,000	104,380
NRG Energy, Inc. 3.375% 2/15/29 (b)	834,000	765,337
PG&E Corp. 5.25% 7/1/30	2,340,000	2,291,055
Vistra Operations Co. LLC:
5.625% 2/15/27 (b)	901,000	899,645
6.875% 4/15/32 (b)	100,000	103,869
TOTAL UTILITIES		4,164,286
TOTAL NONCONVERTIBLE BONDS (Cost $319,663,527)		327,101,784

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	3,485,007	3,485,704
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	18,001,967	18,003,768
TOTAL MONEY MARKET FUNDS (Cost $21,489,472)		21,489,472

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $341,152,999)	348,591,256
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(14,437,427)
NET ASSETS - 100.0%	334,153,829

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,500,742 or 86.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,320,516	115,542,697	118,377,886	210,111	377	-	3,485,704	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	36,841,346	18,837,578	8,681	-	-	18,003,768	0.1%
Total	6,320,516	152,384,043	137,215,464	218,792	377	-	21,489,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	327,101,784	-	327,101,784	-

Money Market Funds	21,489,472	21,489,472	-	-
Total Investments in Securities:	348,591,256	21,489,472	327,101,784	-
Fidelity® Enhanced High Yield ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $17,329,358) - See accompanying schedule:
Unaffiliated issuers (cost $319,663,527)	$327,101,784
Fidelity Central Funds (cost $21,489,472)	21,489,472

Total Investment in Securities (cost $341,152,999)		$348,591,256
Interest receivable		5,500,673
Distributions receivable from Fidelity Central Funds		21,069
Other receivables		200
Total assets		354,113,198
Liabilities
Payable to custodian bank	$398
Distributions payable	1,813,950
Accrued management fee	124,372
Other payables and accrued expenses	16,881
Collateral on securities loaned	18,003,768
Total liabilities		19,959,369
Net Assets		$334,153,829
Net Assets consist of:
Paid in capital		$359,788,001
Total accumulated earnings (loss)		(25,634,172)
Net Assets		$334,153,829
Net Asset Value, offering price and redemption price per share ($334,153,829 ÷ 6,850,000 shares)		$48.78
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$21,007,724
Income from Fidelity Central Funds (including $8,681 from security lending)		218,792
Total income		21,226,516
Expenses
Management fee	$1,322,817
Independent trustees' fees and expenses	1,349
Miscellaneous	16,881
Total expenses before reductions	1,341,047
Expense reductions	(1,296)
Total expenses after reductions		1,339,751
Net Investment income (loss)		19,886,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,606,705)
Redemptions in-kind	388,506
Fidelity Central Funds	377
Total net realized gain (loss)		(3,217,822)
Change in net unrealized appreciation (depreciation) on investment securities		16,281,667
Net gain (loss)		13,063,845
Net increase (decrease) in net assets resulting from operations		$32,950,610
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,886,765	$16,330,455
Net realized gain (loss)	(3,217,822)	(17,127,374)
Change in net unrealized appreciation (depreciation)	16,281,667	18,328,525
Net increase (decrease) in net assets resulting from operations	32,950,610	17,531,606
Distributions to shareholders	(19,768,000)	(16,489,950)

Share transactions
Proceeds from sales of shares	109,808,672	46,271,158
Cost of shares redeemed	(77,087,375)	(34,058,789)

Net increase (decrease) in net assets resulting from share transactions	32,721,297	12,212,369
Total increase (decrease) in net assets	45,903,907	13,254,025

Net Assets
Beginning of period	288,249,922	274,995,897
End of period	$334,153,829	$288,249,922

Other Information
Shares
Sold	2,300,000	1,000,000
Redeemed	(1,650,000)	(750,000)
Net increase (decrease)	650,000	250,000

Financial Highlights
Fidelity® Enhanced High Yield ETF

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$46.49	$46.22	$56.07	$54.49	$52.32
Income from Investment Operations
Net investment income (loss) A,B	3.198	2.781	2.383	2.250	2.518
Net realized and unrealized gain (loss)	2.264	.297	(8.748)	2.335	2.323
Total from investment operations	5.462	3.078	(6.365)	4.585	4.841
Distributions from net investment income	(3.172)	(2.808)	(2.355)	(2.195)	(2.429)
Distributions from net realized gain	-	-	(1.128)	(.808)	(.242)
Total distributions	(3.172)	(2.808)	(3.483)	(3.003)	(2.671)
Net asset value, end of period	$48.78	$46.49	$46.22	$56.07	$54.49
Total Return C,D	12.20%	6.90%	(11.85)%	8.66%	9.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46%	.45%	.45%	.45%	.45%
Net investment income (loss)	6.76%	6.02%	4.64%	4.07%	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$334,154	$288,250	$274,996	$277,532	$114,421
Portfolio turnover rate G	51 % H	84% H	72% H	177% H	179% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Preferred Securities & Income ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 16.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Media - 0.4%
Paramount Global:
6.25% 2/28/57 (b)	80,000	69,069
6.375% 3/30/62 (b)	125,000	114,292
		183,361
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC 7% 4/4/79 (b)	400,000	418,788
TOTAL COMMUNICATION SERVICES		602,149
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Enbridge, Inc. 8.5% 1/15/84 (b)	250,000	274,003
Energy Transfer LP 8% 5/15/54 (b)	35,000	37,238
Enterprise Products Operating LP:
CME Term SOFR 3 Month Index + 2.980% 8.3431% 8/16/77 (b)(c)	33,000	32,583
5.25% 8/16/77 (b)	126,000	122,839
5.375% 2/15/78 (b)	67,000	62,919
Transcanada Trust:
5.3% 3/15/77 (b)	161,000	154,074
5.5% 9/15/79 (b)	128,000	120,061
5.6% 3/7/82 (b)	200,000	190,507
5.875% 8/15/76 (b)	129,000	126,881
		1,121,105
FINANCIALS - 9.1%
Capital Markets - 0.2%
Ares Finance Co. III LLC 4.125% 6/30/51 (b)(d)	75,000	70,547
Consumer Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.95% 3/10/55 (b)	150,000	154,745
Financial Services - 0.7%
Apollo Management Holdings LP 4.95% 1/14/50 (b)(d)	324,000	321,570
Insurance - 7.8%
American International Group, Inc. 5.75% 4/1/48 (b)	129,000	127,838
Assurant, Inc. 7% 3/27/48 (b)	61,000	61,992
Liberty Mutual Group, Inc.:
4.125% 12/15/51 (b)(d)	150,000	140,753
4.3% 2/1/61 (d)	125,000	81,845
Meiji Yasuda Life Insurance Co.:
5.1% 4/26/48 (b)(d)	200,000	198,749
5.2% 10/20/45 (b)(d)	200,000	198,710
MetLife, Inc.:
6.4% 12/15/66 (b)	319,000	335,565
10.75% 8/1/69 (b)	128,000	175,629
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(d)	200,000	205,306
Nippon Life Insurance Co.:
2.75% 1/21/51 (b)(d)	200,000	172,690
3.4% 1/23/50 (b)(d)	100,000	91,625
4.7% 1/20/46 (b)(d)	200,000	197,979
6.25% 9/13/53 (b)(d)	200,000	213,640
PartnerRe Finance B LLC 4.5% 10/1/50 (b)	67,000	61,238
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	200,000	179,192
5.125% 3/1/52 (b)	150,000	146,152
6% 9/1/52 (b)	200,000	205,167
6.75% 3/1/53 (b)	250,000	265,678
Sumitomo Life Insurance Co. 4% 9/14/77 (b)(d)	270,000	260,789
		3,320,537
TOTAL FINANCIALS		3,867,399
UTILITIES - 3.7%
Electric Utilities - 1.8%
Edison International 7.875% 6/15/54 (b)	15,000	15,740
Emera, Inc. 6.75% 6/15/76 (b)	125,000	125,410
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)	104,000	100,923
Southern Co.:
3.75% 9/15/51 (b)	125,000	119,130
4% 1/15/51 (b)	400,000	391,130
		752,333
Multi-Utilities - 1.9%
CMS Energy Corp.:
3.75% 12/1/50 (b)	409,000	349,984
4.75% 6/1/50 (b)	300,000	282,013
Sempra 4.125% 4/1/52 (b)	210,000	195,359
		827,356
TOTAL UTILITIES		1,579,689
TOTAL NONCONVERTIBLE BONDS (Cost $7,029,040)		7,170,342

U.S. Treasury Obligations - 7.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	675,000	638,798
3.875% 5/15/43	500,000	471,953
4.25% 2/15/54	2,045,000	2,052,985
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,105,121)		3,163,736

Preferred Stocks - 24.9%
	Shares	Value ($)
Convertible Preferred Stocks - 2.1%
FINANCIALS - 2.1%
Banks - 2.1%
Wells Fargo & Co. 7.50%	750	918,838
Nonconvertible Preferred Stocks - 22.8%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
4.75%	21,000	436,800
5.35%	3,500	83,790
		520,590
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.:
6.00%	3,500	65,275
6.625%	1,500	31,350
U.S. Cellular Corp.	3,500	73,570
U.S. Cellular Corp.:
5.50%	3,500	73,675
6.25%	8,500	192,015
		435,885
TOTAL COMMUNICATION SERVICES		956,475

FINANCIALS - 15.5%
Banks - 5.4%
Bank of America Corp.:
4.25%	5,500	108,735
4.375%	19,000	384,560
Cadence Bank 5.50%	2,000	42,500
Citizens Financial Group, Inc. Series E, 5.00%	2,000	42,880
Fifth Third Bancorp Series K 4.95%	800	16,912
JPMorgan Chase & Co.:
4.55%	22,900	493,724
Series MM, 4.20%	32,600	661,454
KeyCorp:
6.125%(b)	3,000	74,430
6.20%(b)	2,000	48,600
Regions Financial Corp.:
4.45%	500	9,265
5.75%(b)	3,000	71,625
U.S. Bancorp Series M, 4.00%	2,000	37,380
Webster Financial Corp. Series F, 5.25%	750	15,863
Wells Fargo & Co. 4.70%	9,400	197,588
Western Alliance Bancorp. (b)	1,500	30,015
Wintrust Financial Corp. 6.50% (b)	2,000	49,700
		2,285,231
Capital Markets - 5.2%
Affiliated Managers Group, Inc. 4.75%	3,000	58,770
Brookfield Oaktree Holdings Ll:
6.55%	7,000	157,360
Series A, 6.625%	7,000	162,400
Charles Schwab Corp. 4.45%	4,500	96,075
Morgan Stanley:
6.625%	33,500	896,125
Series K, 5.85%(b)	16,000	396,000
Series O, 4.50%	4,300	83,678
Northern Trust Corp. Series E, 4.70%	1,500	32,685
SCE Trust III adj. rate (b)(c)	1,550	39,525
State Street Corp. Series G, 5.35% (b)	1,000	24,740
Stifel Financial Corp. Series D, 4.50%	13,000	249,600
		2,196,958
Consumer Finance - 0.1%
Navient Corp. 6.00%	1,500	29,610
Financial Services - 0.8%
Carlyle Finance LLC 4.625%	2,500	49,375
Equitable Holdings, Inc.:
4.30%	1,000	19,800
Series A 5.25%	3,000	68,790
KKR Group Finance Co. IX LLC 4.625%	5,000	102,300
Voya Financial, Inc. Series B, 5.35% (b)	5,000	128,600
		368,865
Insurance - 4.0%
Aegon Funding Co. LLC 5.10%	3,950	86,979
Allstate Corp.:
5.10%	10,000	234,200
Series I, 4.75%	2,000	44,300
American Financial Group, Inc. 4.50%	6,000	122,040
Arch Capital Group Ltd.:
5.45%	2,000	46,400
Series G, 4.55%	2,250	45,405
Assurant, Inc. 5.25%	2,500	54,900
Athene Holding Ltd.:
7.25%(b)	8,800	222,024
Series A, 6.35%(b)	2,500	62,675
Series D, 4.875%	4,000	76,640
Brighthouse Financial, Inc.	4,000	75,880
Brighthouse Financial, Inc.:
Series A, 6.60%	2,000	48,360
Series B, 6.75%	2,000	50,300
Series D, 0.00%	4,000	66,960
Hartford Financial Services Group, Inc. Series G, 6.00%	3,800	94,468
Prudential Financial, Inc. 5.625%	1,500	37,065
Reinsurance Group of America, Inc. 7.125% (b)	4,000	103,920
RenaissanceRe Holdings Ltd. Series G, 4.20%	1,550	28,210
Unum Group 6.25%	3,500	87,010
W.R. Berkley Corp. 4.25%	5,000	100,550
		1,688,286
TOTAL FINANCIALS		6,568,950

INDUSTRIALS - 1.3%
Trading Companies & Distributors - 1.3%
FTAI Aviation Ltd.:
8.00%(b)	2,000	50,960
8.25%(b)	2,000	51,100
8.25%(b)	8,000	206,000
WESCO International, Inc. (b)	9,000	235,710
		543,770
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent 6.25%	1,000	24,680
Digital Realty Trust, Inc.:
5.25%	1,750	41,073
Series L, 5.20%	10,000	231,500
Public Storage Operating Co.:
4.00%	20,000	375,400
Series H, 5.60%	1,500	37,440
Series I, 4.875%	1,500	34,140
SITE Centers Corp. 6.375%	1,000	23,565
Summit Hotel Properties, Inc. Series F, 5.875%	775	16,027
		783,825
UTILITIES - 1.9%
Electric Utilities - 1.2%
Entergy Louisiana LLC 4.875%	1,000	22,460
SCE Trust V 5.45% (b)	1,550	38,084
SCE Trust VII:
6.95%	6,000	156,420
7.75%	5,000	131,950
Southern Co.:
4.20%	3,500	73,045
Series A, 4.95%	5,000	115,400
		537,359
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	48,403
Multi-Utilities - 0.6%
Algonquin Power & Utilities Corp. Series A, adj. rate (b)(c)	3,000	76,590
Brookfield Infrastructure Partners LP:
5.125%	825	15,791
Class A 5.00%	825	14,685
DTE Energy Co.:
4.375%	2,825	57,602
4.375%	1,000	20,470
SCE Trust VI 5.00%	2,375	47,856
		232,994
TOTAL UTILITIES		818,756

TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,671,776
TOTAL PREFERRED STOCKS (Cost $10,409,490)		10,590,614

Preferred Securities - 48.4%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Financial Co., Inc. 5.7% (b)(e)	252,000	247,617
ENERGY - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
BP Capital Markets PLC:
4.375% (b)(e)	125,000	125,391
4.875% (b)(e)	525,000	519,237
6.45% (b)(e)	215,000	230,601
Enbridge, Inc.:
5.5% 7/15/77 (b)	126,000	122,317
5.75% 7/15/80 (b)	126,000	121,408
6% 1/15/77 (b)	68,000	66,980
6.25% 3/1/78 (b)	123,000	124,249
8.25% 1/15/84 (b)	100,000	105,704
Energy Transfer LP:
6.625% (b)(e)	1,275,000	1,243,940
6.75% (b)(e)	270,000	273,944
7.125% (b)(e)	500,000	510,638
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (b)(c)(e)	30,000	30,553
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.4897% (b)(c)(e)	100,000	99,948
		3,574,910
FINANCIALS - 31.8%
Banks - 16.6%
Bank of America Corp.:
5.875% (b)(e)	1,073,000	1,094,685
6.1% (b)(e)	200,000	205,269
6.125% (b)(e)	100,000	101,571
Citigroup, Inc.:
3.875% (b)(e)	400,000	384,915
4.15% (b)(e)	89,000	84,248
5.95% (b)(e)	393,000	399,712
7% (b)(e)	270,000	283,853
7.125% (b)(e)	220,000	229,167
Fifth Third Bancorp 4.5% (b)(e)	50,000	49,379
Huntington Bancshares, Inc. 5.625% (b)(e)	226,000	225,413
JPMorgan Chase & Co.:
4% (b)(e)	130,000	129,886
4.6% (b)(e)	300,000	299,574
6.1% (b)(e)	321,000	329,131
6.875% (b)(e)	145,000	156,173
KeyCorp 5% (b)(e)	100,000	96,168
M&T Bank Corp. 5.125% (b)(e)	50,000	49,489
PNC Financial Services Group, Inc.:
3.4% (b)(e)	195,000	173,250
5% (b)(e)	542,000	540,799
6.25% (b)(e)	160,000	161,364
Regions Financial Corp. 5.75% 12/31/99 (b)	75,000	75,511
Truist Financial Corp.:
4.95% (b)(e)	135,000	134,619
5.1% (b)(e)	403,000	401,441
5.125% (b)(e)	60,000	58,501
U.S. Bancorp:
3.7% (b)(e)	400,000	355,543
5.3% (b)(e)	115,000	114,552
Wells Fargo & Co.:
3.9% (b)(e)	876,000	859,010
7.625% (b)(e)	75,000	81,822
		7,075,045
Capital Markets - 10.0%
Bank of New York Mellon Corp.:
3.7% (b)(e)	830,000	804,967
3.75% (b)(e)	96,000	89,288
4.625% (b)(e)	200,000	199,123
4.7% (b)(e)	65,000	65,441
Charles Schwab Corp.:
4% (b)(e)	831,000	731,376
4% (b)(e)	200,000	190,092
5% (b)(e)	100,000	97,612
Goldman Sachs Group, Inc.:
4.125% (b)(e)	324,000	311,313
4.4% (b)(e)	500,000	493,927
5.3% (b)(e)	79,000	80,270
7.5% (b)(e)	160,000	172,134
Morgan Stanley 5.875% (b)(e)	585,000	595,766
Northern Trust Corp. 4.6% (b)(e)	155,000	154,051
State Street Corp. CME Term SOFR 3 Month Index + 2.800% 8.1398% (b)(c)(e)	248,000	252,271
		4,237,631
Consumer Finance - 3.4%
Ally Financial, Inc.:
4.7% (b)(e)	470,000	428,161
4.7% (b)(e)	220,000	183,637
American Express Co. 3.55% (b)(e)	217,000	204,745
Capital One Financial Corp. 3.95% (b)(e)	560,000	524,177
Discover Financial Services 5.5% (b)(e)	100,000	95,324
		1,436,044
Financial Services - 0.2%
Equitable Holdings, Inc. 4.95% (b)(e)	75,000	74,610
Insurance - 1.6%
Dai-Ichi Life Insurance Co. Ltd. 4% (b)(d)(e)	200,000	195,411
Markel Group, Inc. 6% (b)(e)	200,000	202,305
MetLife, Inc. 3.85% (b)(e)	275,000	273,915
SBL Holdings, Inc. 6.5% (b)(d)(e)	34,000	29,154
		700,785
TOTAL FINANCIALS		13,524,115
INDUSTRIALS - 2.4%
Trading Companies & Distributors - 2.4%
AerCap Holdings NV 5.875% 10/10/79 (b)	50,000	51,089
Air Lease Corp.:
4.125% (b)(e)	261,000	240,287
4.65% (b)(e)	300,000	292,122
Aircastle Ltd. 5.25% (b)(d)(e)	416,000	418,812
		1,002,310
UTILITIES - 5.2%
Electric Utilities - 2.9%
Duke Energy Corp. 4.875% (b)(e)	325,000	331,426
Edison International:
5% (b)(e)	324,000	320,904
5.375% (b)(e)	366,000	367,654
Electricite de France SA 9.125% (b)(d)(e)	200,000	229,864
		1,249,848
Independent Power and Renewable Electricity Producers - 1.4%
Vistra Corp.:
7% (b)(d)(e)	470,000	481,868
8% (b)(d)(e)	100,000	106,451
		588,319
Multi-Utilities - 0.9%
Dominion Energy, Inc. 4.35% (b)(e)	225,000	218,746
Sempra 4.875% (b)(e)	170,000	169,685
		388,431
TOTAL UTILITIES		2,226,598
TOTAL PREFERRED SECURITIES (Cost $20,159,175)		20,575,550

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $271,437)	271,383	271,437

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $40,974,263)	41,771,679
NET OTHER ASSETS (LIABILITIES) - 1.8%	751,724
NET ASSETS - 100.0%	42,523,403

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,615,763 or 8.5% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	325,515	9,339,644	9,393,724	39,064	2	-	271,437	0.0%
Total	325,515	9,339,644	9,393,724	39,064	2	-	271,437

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	956,475	956,475	-	-
Financials	7,487,788	6,346,926	1,140,862	-
Industrials	543,770	543,770	-	-
Real Estate	783,825	783,825	-	-
Utilities	818,756	818,756	-	-

Corporate Bonds	7,170,342	-	7,170,342	-

U.S. Government and Government Agency Obligations	3,163,736	-	3,163,736	-

Preferred Securities	20,575,550	-	20,575,550	-

Money Market Funds	271,437	271,437	-	-
Total Investments in Securities:	41,771,679	9,721,189	32,050,490	-
Fidelity® Preferred Securities & Income ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $40,702,826)	$41,500,242
Fidelity Central Funds (cost $271,437)	271,437

Total Investment in Securities (cost $40,974,263)		$41,771,679
Cash		6,620
Receivable for fund shares sold		1,094,190
Dividends receivable		42,389
Interest receivable		121,708
Distributions receivable from Fidelity Central Funds		6,099
Total assets		43,042,685
Liabilities
Payable for investments purchased	$329,363
Distributions payable	167,200
Accrued management fee	19,975
Other payables and accrued expenses	2,744
Total liabilities		519,282
Net Assets		$42,523,403
Net Assets consist of:
Paid in capital		$46,638,910
Total accumulated earnings (loss)		(4,115,507)
Net Assets		$42,523,403
Net Asset Value, offering price and redemption price per share ($42,523,403 ÷ 1,950,000 shares)		$21.81
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$1,480,492
Interest		410,303
Income from Fidelity Central Funds		39,064
Total income		1,929,859
Expenses
Management fee	$205,063
Independent trustees' fees and expenses	157
Miscellaneous	2,744
Total expenses before reductions	207,964
Expense reductions	(519)
Total expenses after reductions		207,445
Net Investment income (loss)		1,722,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(204,024)
Fidelity Central Funds	2
Total net realized gain (loss)		(204,022)
Change in net unrealized appreciation (depreciation) on investment securities		3,169,001
Net gain (loss)		2,964,979
Net increase (decrease) in net assets resulting from operations		$4,687,393
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,722,414	$1,456,762
Net realized gain (loss)	(204,022)	(3,256,717)
Change in net unrealized appreciation (depreciation)	3,169,001	2,451,438
Net increase (decrease) in net assets resulting from operations	4,687,393	651,483
Distributions to shareholders	(1,751,050)	(1,416,301)
Distributions to shareholders from tax return of capital	-	(195,299)

Total Distributions	(1,751,050)	(1,611,600)
Share transactions
Proceeds from sales of shares	7,491,822	1,002,305
Cost of shares redeemed	-	(1,015,599)

Net increase (decrease) in net assets resulting from share transactions	7,491,822	(13,294)
Total increase (decrease) in net assets	10,428,165	(973,411)

Net Assets
Beginning of period	32,095,238	33,068,649
End of period	$42,523,403	$32,095,238

Other Information
Shares
Sold	350,000	50,000
Redeemed	-	(50,000)
Net increase (decrease)	350,000	-

Financial Highlights
Fidelity® Preferred Securities & Income ETF

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.06	$20.67	$25.20	$25.00
Income from Investment Operations
Net investment income (loss) B,C	1.034	.937	.886	.170
Net realized and unrealized gain (loss)	1.765	(.510)	(4.485)	.187
Total from investment operations	2.799	.427	(3.599)	.357
Distributions from net investment income	(1.049)	(.856)	(.931)	(.157)
Distributions from tax return of capital	-	(.181)	-	-
Total distributions	(1.049)	(1.037)	(.931)	(.157)
Net asset value, end of period	$21.81	$20.06	$20.67	$25.20
Total Return D,E	14.31%	2.19%	(14.50)%	1.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60%	.59%	.59%	.59% H
Expenses net of fee waivers, if any	.60%	.59%	.59%	.59% H
Expenses net of all reductions	.60%	.59%	.59%	.59% H
Net investment income (loss)	4.95%	4.65%	3.98%	3.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$42,523	$32,095	$33,069	$6,300
Portfolio turnover rate I	28%	50%	21%	0%

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Enhanced High Yield ETF (formerly Fidelity High Yield Factor ETF) and Fidelity Preferred Securities & Income ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Preferred Securities & Income ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
During September 2024 the Board approved to change the name of Fidelity High Yield Factor ETF to Fidelity Enhanced High Yield ETF effective October 10, 2024.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity High Yield Factor ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Preferred Securities & Income ETF. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), prior period premium and discount on debt securities. equity-debt classifications, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced High Yield ETF	341,104,612	9,932,868	(2,446,224)	7,486,644
Fidelity Preferred Securities & Income ETF	40,986,633	1,901,410	(1,116,364)	785,046

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Enhanced High Yield ETF	58,252	(33,179,068)	7,486,644
Fidelity Preferred Securities & Income ETF	0	(4,725,884)	785,046

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced High Yield ETF	(12,489,183)	(20,689,885)	(33,179,068)
Fidelity Preferred Securities & Income ETF	(1,960,101)	(2,765,783)	(4,725,884)

The tax character of distributions paid was as follows:

August 31, 2024
Ordinary Income ($)
Fidelity Enhanced High Yield ETF	19,768,000
Fidelity Preferred Securities & Income ETF	1,751,050

August 31, 2023
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Enhanced High Yield ETF	16,489,950	-	16,489,950
Fidelity Preferred Securities & Income ETF	1,416,301	195,299	1,611,600

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced High Yield ETF	141,600,007	143,144,164
Fidelity Preferred Securities & Income ETF	12,384,021	8,645,899

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced High Yield ETF	106,926,224	75,051,803
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Fee Rate
Fidelity Enhanced High Yield ETF	.45%
Fidelity Preferred Securities & Income ETF	.59%

During September 2024, the Board approved a change in the management fee rate for Fidelity Enhanced High Yield ETF to .35% effective October 1, 2024.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Preferred Securities & Income ETF	153

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced High Yield ETF	903	-	-
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Enhanced High Yield ETF	1,296
Fidelity Preferred Securities & Income ETF	519
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Enhanced High Yield ETF and Fidelity Preferred Securities & Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Enhanced High Yield ETF and Fidelity Preferred Securities & Income ETF (two of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 18, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Enhanced High Yield ETF	0.22%
Fidelity Preferred Securities & Income ETF	3.93%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Preferred Securities & Income ETF
September 2023 October 2023 November 2023 December 2023 January 2024 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024 August 2024	22% 22% 22% 22% 20% 20% 20% 20% 20% 20% 20% 20%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Preferred Securities & Income ETF
September 2023 October 2023 November 2023 December 2023 January 2024 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024 August 2024	23.57% 23.57% 23.57% 23.57% 19.78% 19.78% 19.78% 19.78% 19.78% 19.78% 19.78% 19.78%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Preferred Securities & Income ETF
September 2023 October 2023 November 2023 December 2023 January 2024 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024 August 2024	3.33% 3.33% 3.33% 3.33% 0.35% 0.35% 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Enhanced High Yield ETF	$13,940,505
Fidelity Preferred Securities & Income ETF	$45,905

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Enhanced High Yield ETF	$19,411,235
Fidelity Preferred Securities & Income ETF	$1,283,188
The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Yield Factor ETF
Fidelity Preferred Securities & Income ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.

Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year with representatives of the Investment Advisers relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and, for Fidelity High Yield Factor ETF, an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar load structure to the fund (referred to as the "similar load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
For Fidelity High Yield Factor ETF, the information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
For Fidelity Preferred Securities & Income ETF, the information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund's mapped group is dominated by ETFs that focus on investment grade securities. The Board noted that, when compared to the subset of ETFs with a preferred stock strategy, Fidelity Preferred Securities & Income ETF ranked below the subset's median total expense ratio.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.9887634.106
HIE-ANN-1024
Fidelity® Sustainable High Yield ETF

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable High Yield ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 95.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.1%
Broadcasting - 0.3%
DISH Network Corp. 3.375% 8/15/26	106,000	65,994
Energy - 0.2%
NextEra Energy Partners LP 2.5% 6/15/26 (b)	46,000	42,438
Sunnova Energy International, Inc.:
0.25% 12/1/26	16,000	12,119
2.625% 2/15/28	4,000	2,582
		57,139
Homebuilders/Real Estate - 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	16,000	13,600
Redfin Corp. 0.5% 4/1/27	107,000	73,295
		86,895
Super Retail - 0.1%
Wayfair LLC 0.625% 10/1/25	12,000	11,310
Technology - 0.2%
MKS Instruments, Inc. 1.25% 6/1/30 (b)	21,000	21,620
Wolfspeed, Inc. 1.875% 12/1/29	110,000	41,932
		63,552
Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)	9,000	9,603
TOTAL CONVERTIBLE BONDS		294,493
Nonconvertible Bonds - 94.6%
Aerospace - 1.2%
ATI, Inc. 4.875% 10/1/29	79,000	76,605
Bombardier, Inc.:
6% 2/15/28 (b)	79,000	79,042
7% 6/1/32 (b)	5,000	5,205
7.25% 7/1/31 (b)	33,000	34,640
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	52,000	58,195
TransDigm, Inc.:
4.875% 5/1/29	40,000	38,681
6.375% 3/1/29 (b)	28,000	28,856
6.625% 3/1/32 (b)	11,000	11,440
		332,664
Air Transportation - 0.7%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)	44,750	45,547
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)	30,000	29,651
Rand Parent LLC 8.5% 2/15/30 (b)	108,000	108,002
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	10,000	6,245
		189,445
Automotive & Auto Parts - 1.3%
Arko Corp. 5.125% 11/15/29 (b)	20,000	17,764
Champions Financing, Inc. 8.75% 2/15/29 (b)	50,000	51,283
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	25,000	26,018
6.5% 3/26/31 (b)	25,000	26,359
8.375% 5/1/28 (b)	16,000	16,953
McLaren Finance PLC 7.5% 8/1/26 (b)	35,000	30,747
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(c)(d)	99,000	99,008
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	55,000	54,517
6.75% 4/23/30 (b)	27,000	27,755
		350,404
Banks & Thrifts - 1.0%
Ally Financial, Inc. 5.75% 11/20/25	174,000	174,462
UniCredit SpA:
5.459% 6/30/35 (b)(c)	3,000	2,928
5.861% 6/19/32 (b)(c)	19,000	18,957
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	25,000	25,935
Western Alliance Bancorp. 3% 6/15/31 (c)	41,000	37,076
		259,358
Broadcasting - 3.0%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	91,000	88,899
7.5% 6/1/29 (b)	96,000	80,949
7.875% 4/1/30 (b)	28,000	29,256
9% 9/15/28 (b)	280,000	297,631
DISH Network Corp. 11.75% 11/15/27 (b)	55,000	55,922
Univision Communications, Inc.:
7.375% 6/30/30 (b)	61,000	58,550
8% 8/15/28 (b)	26,000	26,305
8.5% 7/31/31 (b)	192,000	191,619
		829,131
Building Materials - 1.3%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)	50,000	50,825
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	28,000	28,754
Builders FirstSource, Inc. 6.375% 3/1/34 (b)	10,000	10,267
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)	147,000	122,618
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	25,000	25,321
EMRLD Borrower LP / Emerald Co. 6.75% 7/15/31 (b)	41,000	42,250
MasterBrand, Inc. 7% 7/15/32 (b)	20,000	20,600
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	44,000	41,316
		341,951
Cable/Satellite TV - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	165,000	133,058
4.75% 3/1/30 (b)	47,000	42,842
4.75% 2/1/32 (b)	210,000	182,980
5.375% 6/1/29 (b)	194,000	184,021
5.5% 5/1/26 (b)	47,000	46,880
CSC Holdings LLC:
3.375% 2/15/31 (b)	171,000	109,960
4.625% 12/1/30 (b)	108,000	42,227
DISH DBS Corp.:
5.75% 12/1/28 (b)	33,000	25,390
5.875% 11/15/24	25,000	24,267
VTR Finance BV 6.375% 7/15/28 (b)	5,000	4,575
Ziggo Bond Co. BV 6% 1/15/27 (b)	6,000	5,983
		802,183
Capital Goods - 1.0%
Chart Industries, Inc. 9.5% 1/1/31 (b)	169,000	183,554
Resideo Funding, Inc. 6.5% 7/15/32 (b)	81,000	82,463
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)	14,000	14,021
		280,038
Chemicals - 4.5%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)	23,000	21,329
Consolidated Energy Finance SA 12% 2/15/31 (b)	71,000	69,880
Herens HoldCo Sarl 4.75% 5/15/28 (b)	10,000	8,722
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	67,287	55,175
Methanex Corp. 5.65% 12/1/44	187,000	167,029
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	159,000	145,024
8.5% 11/15/28 (b)	113,000	120,473
9% 2/15/30 (b)	18,000	19,334
Olin Corp. 5% 2/1/30	96,000	92,798
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29 (b)	186,000	174,706
9.75% 11/15/28 (b)	68,000	72,433
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	15,000	14,355
The Chemours Co. LLC 4.625% 11/15/29 (b)	316,000	277,988
		1,239,246
Consumer Products - 0.3%
Kohl's Corp. 4.25% 7/17/25	91,000	90,134
Newell Brands, Inc. 6.875% 4/1/36 (e)	5,000	4,755
		94,889
Containers - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	10,000	8,624
5.25% 8/15/27 (b)	5,000	3,008
Ball Corp. 6% 6/15/29	13,000	13,376
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	90,000	89,146
Graphic Packaging International, Inc.:
4.75% 7/15/27 (b)	42,000	41,316
6.375% 7/15/32 (b)	20,000	20,449
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)	22,000	22,099
Sealed Air Corp. 6.5% 7/15/32 (b)	87,000	88,994
		287,012
Diversified Financial Services - 4.1%
Coinbase Global, Inc. 3.625% 10/1/31 (b)	41,000	33,786
Encore Capital Group, Inc. 8.5% 5/15/30 (b)	69,000	72,203
FLY Leasing Ltd. 7% 10/15/24 (b)	3,000	2,981
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	5,000	5,160
7.75% 5/15/26 (b)	50,000	51,304
8% 2/15/27 (b)	219,000	228,302
8% 6/15/28 (b)	76,000	81,239
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)	30,000	30,300
Gn Bondco LLC 9.5% 10/15/31 (b)	31,000	31,554
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25% 10/1/25 (b)	80,000	79,714
OneMain Finance Corp.:
3.875% 9/15/28	315,000	290,079
9% 1/15/29	3,000	3,187
PRA Group, Inc. 8.875% 1/31/30 (b)	11,000	11,370
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)	75,000	77,375
SLM Corp. 4.2% 10/29/25	52,000	51,396
Williams Scotsman, Inc. 6.625% 6/15/29 (b)	74,000	76,400
		1,126,350
Diversified Media - 0.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	142,000	133,134
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)	26,000	27,635
		160,769
Energy - 9.6%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (b)	201,000	201,849
6.625% 9/1/32 (b)	26,000	26,324
California Resources Corp.:
7.125% 2/1/26 (b)	130,000	130,506
8.25% 6/15/29 (b)	70,000	72,200
Canacol Energy Ltd. 5.75% 11/24/28 (b)	61,000	35,151
CNX Midstream Partners LP 4.75% 4/15/30 (b)	80,000	74,615
CNX Resources Corp.:
6% 1/15/29 (b)	69,000	69,191
7.25% 3/1/32 (b)	27,000	28,271
7.375% 1/15/31 (b)	6,000	6,270
CPI CG, Inc. 10% 7/15/29 (b)	10,000	10,517
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	32,000	34,574
CVR Energy, Inc. 5.75% 2/15/28 (b)	29,000	27,348
Energean Israel Finance Ltd. 5.375% 3/30/28 (Reg. S) (b)	10,000	9,033
Energean PLC 6.5% 4/30/27 (b)	122,000	120,431
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	203,000	204,452
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	42,000	40,819
Harbour Energy PLC 5.5% 10/15/26 (b)	122,000	121,102
Kosmos Energy Ltd.:
7.5% 3/1/28 (b)	8,000	7,750
7.75% 5/1/27 (b)	6,000	5,934
MEG Energy Corp. 5.875% 2/1/29 (b)	125,000	123,778
Nabors Industries, Inc. 8.875% 8/15/31 (b)	15,000	15,030
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	165,000	142,828
6.75% 9/15/25 (b)	75,000	73,135
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	79,000	80,774
Oceaneering International, Inc. 6% 2/1/28	90,000	91,175
Prairie Acquiror LP 9% 8/1/29 (b)	10,000	10,459
Southwestern Energy Co. 5.375% 3/15/30	25,000	24,782
Sunnova Energy Corp. 5.875% 9/1/26 (b)	211,000	198,224
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	264,000	253,468
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27 (b)	100,000	99,718
6% 12/31/30 (b)	60,000	57,219
6% 9/1/31 (b)	14,000	13,268
Tullow Oil PLC:
7% 3/1/25 (b)	30,000	29,231
10.25% 5/15/26 (b)	30,000	29,031
Viridien 8.75% 4/1/27 (b)	147,000	140,830
		2,609,287
Environmental - 1.8%
Darling Ingredients, Inc. 6% 6/15/30 (b)	7,000	7,086
Reworld Holding Corp. 4.875% 12/1/29 (b)	513,000	476,021
		483,107
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)	126,000	123,148
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	126,000	93,552
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	25,000	22,619
Walgreens Boots Alliance, Inc. 8.125% 8/15/29	15,000	15,017
		254,336
Food/Beverage/Tobacco - 2.4%
C&S Group Enterprises LLC 5% 12/15/28 (b)	86,000	64,965
KeHE Distributor / Nextwave 9% 2/15/29 (b)	99,000	103,284
Performance Food Group, Inc. 4.25% 8/1/29 (b)	23,000	21,706
Post Holdings, Inc.:
4.5% 9/15/31 (b)	55,000	51,178
4.625% 4/15/30 (b)	34,000	32,314
6.25% 2/15/32 (b)	30,000	30,765
6.375% 3/1/33 (b)	125,000	125,913
Sigma Holdco BV 7.875% 5/15/26 (b)	66,000	65,104
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	64,000	63,291
U.S. Foods, Inc. 4.625% 6/1/30 (b)	100,000	95,719
United Natural Foods, Inc. 6.75% 10/15/28 (b)	5,000	4,696
		658,935
Gaming - 0.1%
Station Casinos LLC 6.625% 3/15/32 (b)	15,000	15,301
Healthcare - 7.3%
AdaptHealth LLC 5.125% 3/1/30 (b)	136,000	124,348
Akumin, Inc. 8% 8/1/28 (b)	49,000	40,670
AMN Healthcare 4% 4/15/29 (b)	93,000	86,751
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)	10,000	9,371
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	133,000	113,439
5.25% 5/15/30 (b)	192,000	172,154
6.125% 4/1/30 (b)	44,000	34,844
6.875% 4/15/29 (b)	99,000	85,193
10.875% 1/15/32 (b)	111,000	120,160
DaVita, Inc.:
3.75% 2/15/31 (b)	76,000	67,648
6.875% 9/1/32 (b)	60,000	61,383
Embecta Corp. 5% 2/15/30 (b)	10,000	9,016
Encompass Health Corp. 4.625% 4/1/31	72,000	68,176
IQVIA, Inc.:
5% 10/15/26 (b)	11,000	10,924
5% 5/15/27 (b)	50,000	49,638
LifePoint Health, Inc. 10% 6/1/32 (b)	16,000	17,365
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	30,000	30,925
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	26,000	18,602
Omega Healthcare Investors, Inc. 3.25% 4/15/33	17,000	14,384
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31 (b)	119,000	111,449
6.75% 5/15/34 (b)	11,000	11,400
Owens & Minor, Inc. 6.625% 4/1/30 (b)	25,000	24,195
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	143,000	136,748
Prime Healthcare Services 9.375% 9/1/29 (b)	15,000	15,121
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(c)	59,547	57,240
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	35,000	36,761
Tenet Healthcare Corp. 6.125% 10/1/28	443,000	443,815
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	16,000	16,368
		1,988,088
Homebuilders/Real Estate - 5.0%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	32,000	28,372
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	46,000	44,009
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	24,000	24,432
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	184,000	176,264
8% 6/15/27 (b)	18,000	18,860
Howard Hughes Corp. 4.375% 2/1/31 (b)	69,000	61,848
Landsea Homes Corp. 8.875% 4/1/29 (b)	15,000	15,526
LGI Homes, Inc. 8.75% 12/15/28 (b)	5,000	5,327
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	105,000	80,742
5% 10/15/27	292,000	247,827
5.25% 8/1/26	15,000	14,110
Railworks Holdings LP 8.25% 11/15/28 (b)	30,000	30,650
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	48,000	34,451
Rithm Capital Corp. 8% 4/1/29 (b)	10,000	9,952
Starwood Property Trust, Inc.:
3.625% 7/15/26 (b)	25,000	24,061
3.75% 12/31/24 (b)	77,000	76,309
4.75% 3/15/25	5,000	4,967
7.25% 4/1/29 (b)	11,000	11,450
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	290,000	286,588
TRI Pointe Homes, Inc. 5.25% 6/1/27	50,000	49,755
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
10.5% 2/15/28 (b)	88,000	90,293
10.5% 2/15/28 (b)	17,000	17,443
VICI Properties LP:
5.75% 4/1/34	2,000	2,060
6.125% 4/1/54	15,000	15,299
		1,370,595
Hotels - 1.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	346,000	310,131
5.875% 4/1/29 (b)	15,000	15,286
6.125% 4/1/32 (b)	15,000	15,379
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	15,000	15,375
		356,171
Insurance - 0.1%
AssuredPartners, Inc. 7.5% 2/15/32 (b)	24,000	24,482
Leisure - 1.8%
Amer Sports Co. 6.75% 2/16/31 (b)	127,000	129,062
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	30,000	27,900
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	121,000	114,074
Royal Caribbean Cruises Ltd.:
6% 2/1/33 (b)	120,000	122,927
6.25% 3/15/32 (b)	107,000	110,501
		504,464
Metals/Mining - 3.4%
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)	25,000	25,106
Eldorado Gold Corp. 6.25% 9/1/29 (b)	64,000	63,215
ERO Copper Corp. 6.5% 2/15/30 (b)	75,000	73,087
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	28,000	27,694
9.375% 3/1/29 (b)	110,000	117,040
FMG Resources August 2006 Pty Ltd. 6.125% 4/15/32 (b)	318,000	317,589
HudBay Minerals, Inc.:
4.5% 4/1/26 (b)	25,000	24,654
6.125% 4/1/29 (b)	68,000	68,632
Mineral Resources Ltd. 8.5% 5/1/30 (b)	194,000	201,743
		918,760
Paper - 3.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	107,000	92,207
6% 6/15/27 (b)	101,000	100,704
Berry Global, Inc. 5.625% 7/15/27 (b)	319,000	318,508
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	107,000	106,853
6.875% 1/15/30 (b)	120,000	120,442
8.75% 4/15/30 (b)	66,000	65,852
Mercer International, Inc. 5.125% 2/1/29	45,000	36,785
		841,351
Publishing/Printing - 0.0%
Cimpress PLC 7% 6/15/26	5,000	4,984
Restaurants - 1.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 6.125% 6/15/29 (b)	29,000	29,617
Yum! Brands, Inc. 4.625% 1/31/32	468,000	443,555
		473,172
Services - 9.8%
AECOM 5.125% 3/15/27	537,000	537,509
APX Group, Inc.:
5.75% 7/15/29 (b)	44,000	43,595
6.75% 2/15/27 (b)	182,000	182,339
Aramark Services, Inc. 5% 2/1/28 (b)	60,000	58,850
Artera Services LLC 8.5% 2/15/31 (b)	407,000	407,463
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)	52,000	47,644
5.75% 7/15/27 (b)	221,000	215,934
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	507,000	552,413
Hertz Corp. 12.625% 7/15/29 (b)	3,000	3,196
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	15,000	14,981
Sotheby's 7.375% 10/15/27 (b)	76,000	72,576
Staples, Inc.:
10.75% 9/1/29 (b)	50,000	47,095
12.75% 1/15/30 (b)	63,538	49,107
StoneMor, Inc. 8.5% 5/15/29 (b)	98,000	87,201
Uber Technologies, Inc. 4.5% 8/15/29 (b)	268,000	262,837
United Rentals North America, Inc. 6.125% 3/15/34 (b)	35,000	35,752
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	65,000	64,701
		2,683,193
Steel - 0.5%
ATI, Inc. 7.25% 8/15/30	21,000	22,300
Vallourec SA 7.5% 4/15/32 (b)	117,000	123,204
		145,504
Super Retail - 1.8%
At Home Group, Inc. 4.875% 7/15/28 (b)	14,000	4,455
Carvana Co.:
4.875% 9/1/29 (b)	25,000	21,026
5.625% 10/1/25 (b)	40,000	39,100
12% 12/1/28 pay-in-kind (b)(c)	16,421	17,044
13% 6/1/30 pay-in-kind (b)(c)	65,847	70,295
14% 6/1/31 pay-in-kind (b)(c)	86,167	98,132
EG Global Finance PLC 12% 11/30/28 (b)	82,000	89,447
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	20,000	20,346
LBM Acquisition LLC 6.25% 1/15/29 (b)	50,000	45,198
Michaels Companies, Inc. 5.25% 5/1/28 (b)	19,000	14,918
Nordstrom, Inc. 4.375% 4/1/30	63,000	57,856
Sally Holdings LLC 6.75% 3/1/32	20,000	20,401
		498,218
Technology - 11.6%
Ahead DB Holdings LLC 6.625% 5/1/28 (b)	20,000	19,189
Atkore, Inc. 4.25% 6/1/31 (b)	70,000	63,531
Block, Inc.:
3.5% 6/1/31	666,000	601,196
6.5% 5/15/32 (b)	30,000	31,110
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	36,000	35,487
8.25% 6/30/32 (b)	45,000	47,116
9% 9/30/29 (b)	192,000	193,241
Cogent Communications Group, Inc. 7% 6/15/27 (b)	35,000	35,406
Elastic NV 4.125% 7/15/29 (b)	105,000	97,828
Entegris, Inc.:
3.625% 5/1/29 (b)	66,000	60,767
5.95% 6/15/30 (b)	332,000	336,502
Gen Digital, Inc.:
5% 4/15/25 (b)	90,000	89,654
7.125% 9/30/30 (b)	124,000	129,551
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	205,000	190,611
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	5,000	4,012
HTA Group Ltd. 7.5% 6/4/29 (b)	140,000	140,903
Iliad Holding SAS:
7% 10/15/28 (b)	70,000	71,046
8.5% 4/15/31 (b)	68,000	72,057
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	18,000	18,632
Lightning Power LLC 7.25% 8/15/32 (b)	25,000	25,832
NCR Voyix Corp. 5.125% 4/15/29 (b)	87,000	85,317
ON Semiconductor Corp. 3.875% 9/1/28 (b)	43,000	40,866
Open Text Corp.:
3.875% 2/15/28 (b)	47,000	44,562
3.875% 12/1/29 (b)	195,000	179,773
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	12,000	11,142
4.125% 12/1/31 (b)	18,000	16,390
Rackspace Finance LLC 3.5% 5/15/28 (b)	12,525	5,661
Seagate HDD Cayman:
4.125% 1/15/31	30,000	27,236
4.75% 1/1/25	132,000	131,394
5.75% 12/1/34	28,000	28,016
8.25% 12/15/29	47,000	50,944
Sensata Technologies BV 4% 4/15/29 (b)	33,000	31,071
TTM Technologies, Inc. 4% 3/1/29 (b)	54,000	50,963
UKG, Inc. 6.875% 2/1/31 (b)	26,000	26,895
Unisys Corp. 6.875% 11/1/27 (b)	6,000	5,616
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	14,000	12,798
Virtusa Corp. 7.125% 12/15/28 (b)	10,000	9,412
Western Digital Corp.:
2.85% 2/1/29	70,000	62,802
3.1% 2/1/32	86,000	72,365
4.75% 2/15/26	5,000	4,955
		3,161,849
Telecommunications - 4.9%
Altice Financing SA 5.75% 8/15/29 (b)	100,000	77,030
Altice France Holding SA 6% 2/15/28 (b)	32,000	10,306
Altice France SA 5.125% 7/15/29 (b)	268,000	186,980
AXIAN Telecom 7.375% 2/16/27 (b)	15,000	14,967
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	120,000	118,135
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	28,000	27,788
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	78,000	82,150
IHS Holding Ltd.:
5.625% 11/29/26 (b)	47,000	45,649
6.25% 11/29/28 (b)	6,000	5,516
IHS Netherlands Holdco BV 8% 9/18/27 (b)	47,000	46,853
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	5,000	4,038
6.75% 10/15/27 (b)	40,000	36,572
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)	5,000	3,402
4% 4/15/31 (b)	85,000	56,949
4.5% 4/1/30 (b)	71,000	52,045
11% 11/15/29 (b)	11,698	12,825
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	55,000	34,198
Millicom International Cellular SA 4.5% 4/27/31 (b)	5,000	4,447
SBA Communications Corp. 3.125% 2/1/29	222,000	204,288
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)	35,000	33,215
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	223,000	163,365
ViaSat, Inc. 5.625% 9/15/25 (b)	59,000	58,412
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	55,000	48,006
		1,327,136
Textiles/Apparel - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)	17,000	15,280
Transportation Ex Air/Rail - 0.2%
Golar LNG Ltd. 7% 10/20/25 (b)	17,000	16,988
Seaspan Corp. 5.5% 8/1/29 (b)	30,000	28,575
		45,563
Utilities - 4.2%
Algonquin Power & Utilities Corp. 4.75% 1/18/82 (c)	107,000	99,360
DPL, Inc.:
4.125% 7/1/25	147,000	144,305
4.35% 4/15/29	325,000	303,857
NextEra Energy Partners LP 4.5% 9/15/27 (b)	93,000	89,822
PG&E Corp. 5.25% 7/1/30	335,000	327,993
TerraForm Power Operating LLC % (b)	202,000	190,758
		1,156,095
TOTAL NONCONVERTIBLE BONDS		25,829,311
TOTAL CORPORATE BONDS (Cost $25,690,104)		26,123,804

Common Stocks - 0.7%
	Shares	Value ($)
Energy - 0.1%
Cheniere Energy, Inc.	200	37,052
Healthcare - 0.1%
Cano Health, Inc. (f)	981	10,879
Cano Health, Inc. warrants (f)(g)	107	389
Centene Corp. (g)	205	16,160
TOTAL HEALTHCARE		27,428
Leisure - 0.0%
Topgolf Callaway Brands Corp. (g)	1,000	10,060
Steel - 0.1%
Vallourec SA (g)	700	11,208
Technology - 0.1%
Coherent Corp. (g)	285	22,216
ON Semiconductor Corp. (g)	190	14,795
TOTAL TECHNOLOGY		37,011
Telecommunications - 0.3%
Helios Towers PLC (g)	47,600	70,890
TOTAL COMMON STOCKS (Cost $197,220)		193,649

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (c)(d)(h)	14,961	14,363
Chemicals - 0.1%
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.7842% 3/15/30 (c)(d)(h)	5,000	4,479
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/25/31 (c)(d)(h)	30,000	28,125
TOTAL CHEMICALS		32,604
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (c)(d)(h)	15,000	14,992
Diversified Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (c)(d)(h)	20,000	19,804
Energy - 0.3%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (c)(d)(h)	4,987	4,971
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (c)(d)(f)(h)	59,795	56,506
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1112% 3/25/28 (c)(d)(h)	15,000	14,008
TOTAL ENERGY		75,485
Healthcare - 0.1%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (c)(d)(f)(h)	5,751	5,737
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0816% 7/1/31 (c)(d)(h)	20,000	19,475
TOTAL HEALTHCARE		25,212
Leisure - 0.3%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.0846% 6/14/32 (c)(d)(h)	5,000	4,958
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5962% 9/18/26 (c)(d)(h)	11,431	11,443
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (c)(d)(h)	70,756	64,317
TOTAL LEISURE		80,718
Metals/Mining - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (c)(d)(h)	4,974	3,920
Services - 0.4%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0967% 12/10/29 (c)(d)(h)	5,000	4,788
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (c)(d)(h)	5,000	4,956
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (c)(d)(h)	99,692	84,389
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0844% 9/10/29 (c)(d)(h)	15,000	13,650
TOTAL SERVICES		107,783
Technology - 0.2%
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (d)(h)(i)	25,000	24,755
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (d)(h)(i)	10,000	9,783
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (c)(d)(h)	20,000	19,669
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (c)(d)(h)	5,000	4,958
TOTAL TECHNOLOGY		59,165
TOTAL BANK LOAN OBLIGATIONS (Cost $439,703)		434,046

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	30,000	30,653
Banks & Thrifts - 0.4%
Ally Financial, Inc. 4.7% (c)(j)	55,000	50,104
Citigroup, Inc. 7.125% (c)(j)	22,000	22,917
M&T Bank Corp.:
3.5% (c)(j)	5,000	4,423
5.125% (c)(j)	10,000	9,898
Wells Fargo & Co. 6.85% (c)(j)	20,000	20,701
TOTAL BANKS & THRIFTS		108,043
Diversified Financial Services - 0.0%
Aircastle Ltd. 5.25% (b)(c)(j)	10,000	10,068
Energy - 0.1%
Energy Transfer LP 6.625% (c)(j)	15,000	14,634
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (c)(d)(j)	5,000	5,092
TOTAL ENERGY		19,726
TOTAL PREFERRED SECURITIES (Cost $165,665)		168,490

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k) (Cost $65,848)	65,835	65,848

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $26,558,540)	26,985,837
NET OTHER ASSETS (LIABILITIES) - 1.2%	318,230
NET ASSETS - 100.0%	27,304,067

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,047,919 or 73.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	The coupon rate will be determined upon settlement of the loan after period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	76,427	4,976,711	4,987,336	7,398	46	-	65,848	0.0%
Total	76,427	4,976,711	4,987,336	7,398	46	-	65,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	70,890	70,890	-	-
Consumer Discretionary	10,060	10,060	-	-
Energy	48,260	48,260	-	-
Health Care	27,428	16,160	-	11,268
Information Technology	37,011	37,011	-	-

Corporate Bonds	26,123,804	-	26,123,804	-

Bank Loan Obligations	434,046	-	371,803	62,243

Preferred Securities	168,490	-	168,490	-

Money Market Funds	65,848	65,848	-	-
Total Investments in Securities:	26,985,837	248,229	26,664,097	73,511
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $26,492,692)	$26,919,989
Fidelity Central Funds (cost $65,848)	65,848

Total Investment in Securities (cost $26,558,540)		$26,985,837
Cash		7,689
Receivable for investments sold		206,825
Interest receivable		427,541
Distributions receivable from Fidelity Central Funds		1,372
Other receivables		4
Total assets		27,629,268
Liabilities
Payable for investments purchased	$157,799
Distributions payable	148,925
Accrued management fee	12,084
Other payables and accrued expenses	6,393
Total liabilities		325,201
Net Assets		$27,304,067
Net Assets consist of:
Paid in capital		$27,469,675
Total accumulated earnings (loss)		(165,608)
Net Assets		$27,304,067
Net Asset Value, offering price and redemption price per share ($27,304,067 ÷ 575,000 shares)		$47.49
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$9,310
Interest		1,179,207
Income from Fidelity Central Funds		7,398
Total income		1,195,915
Expenses
Management fee	$87,233
Independent trustees' fees and expenses	62
Miscellaneous	1,826
Total expenses before reductions	89,121
Expense reductions	(505)
Total expenses after reductions		88,616
Net Investment income (loss)		1,107,299
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(80,780)
Fidelity Central Funds	46
Foreign currency transactions	24
Total net realized gain (loss)		(80,710)
Change in net unrealized appreciation (depreciation) on investment securities		897,906
Net gain (loss)		817,196
Net increase (decrease) in net assets resulting from operations		$1,924,495
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,107,299	$609,041
Net realized gain (loss)	(80,710)	(359,381)
Change in net unrealized appreciation (depreciation)	897,906	341,668
Net increase (decrease) in net assets resulting from operations	1,924,495	591,328
Distributions to shareholders	(1,107,175)	(596,600)

Share transactions
Proceeds from sales of shares	17,440,514	-

Net increase (decrease) in net assets resulting from share transactions	17,440,514	-
Total increase (decrease) in net assets	18,257,834	(5,272)

Net Assets
Beginning of period	9,046,233	9,051,505
End of period	$27,304,067	$9,046,233

Other Information
Shares
Sold	375,000	-
Net increase (decrease)	375,000	-

Financial Highlights
Fidelity® Sustainable High Yield ETF

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$45.23	$45.26	$50.00
Income from Investment Operations
Net investment income (loss) B,C	3.195	3.045	1.404
Net realized and unrealized gain (loss)	2.168	(.092)	(4.758)
Total from investment operations	5.363	2.953	(3.354)
Distributions from net investment income	(3.103)	(2.983)	(1.386)
Total distributions	(3.103)	(2.983)	(1.386)
Net asset value, end of period	$47.49	$45.23	$45.26
Total Return D,E,F	12.33%	6.83%	(6.78)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56%	.55%	.55% I
Expenses net of fee waivers, if any	.56%	.55%	.55% I
Expenses net of all reductions	.56%	.55%	.55% I
Net investment income (loss)	6.95%	6.78%	5.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$27,304	$9,046	$9,052
Portfolio turnover rate J	71 % K	48%	24% L

AFor the period February 15, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Sustainable High Yield ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain conversion ratio adjustments, prior period premium and discount on debt securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$738,662
Gross unrealized depreciation	(314,049)
Net unrealized appreciation (depreciation)	$424,613
Tax Cost	$26,561,224

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,284
Capital loss carryforward	$(608,504)
Net unrealized appreciation (depreciation) on securities and other investments	$424,613

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(253,982)
Long-term	(354,522)
Total capital loss carryforward	$(608,504)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$1,107,175	$596,600

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable High Yield ETF	9,917,240	10,099,573

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable High Yield ETF	17,094,067	-

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .55% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable High Yield ETF	4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Sustainable High Yield ETF	27,439	7,164	2,962

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $505.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Sustainable High Yield ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Sustainable High Yield ETF (one of the funds constituting Fidelity Covington Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2024 and for the period February 15, 2022 (commencement of operations) through August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the two years in the period ended August 31, 2024 and for the period February 15, 2022 (commencement of operations) through August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $472,975 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,096,238 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable High Yield ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board considered that the fund has an all-inclusive management fee structure, which covers expenses for services beyond portfolio management, and that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that Fidelity believes that, although the fund's total expenses rank above median, the fees that the fund is charged are reasonable for the overall value of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9904449.102
SHY-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024